Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.63%	14.49%	13.07%
S&P 500 Equal Weight Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	12.97%	10.72%	10.23%
The BeeHive ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.45%	8.83%	7.86%
The BeeHive ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.27%	7.78%	6.70%
The BeeHive ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.16%	6.55%	5.78%

[1]	The S&P 500® Index is a broad-based, unmanaged measure of changes in stock market conditions based on the average performance of stocks of 500 large U.S. companies.
[2]	The S&P 500® Equal Weight Index is the equal-weight version of the S&P 500® Index. The index includes the same constituents as the capitalization weighted S&P 500® Index, but each company is weighted equally.